Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions

22. Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the entity, directly or indirectly.

Transactions with key management and directors comprised the following:

a)    In fiscal 2022, the Company pays independent directors' compensation of C$60,000, with the chair of the audit committee receiving an additional C$20,000 and the chair of the compensation committee receiving an additional C$10,000. Director's compensation for the year ended December 31, 2022, was $215,104 (2021 - $757,690 and 2020 - $246,226), which includes $nil (2021 - $466,546 and 2020 - $238,703) recognized as share-based compensation for shares issued.

b)    During the year ended December 31, 2022, the Company granted 2,820,104 PSUs to related parties, as replacement awards for the 2,820,104 share options that were cancelled. As at December 31, 2022, 400,000 of the PSUs had fully vested upon the successful implementation of a Phase 2 trial for FSD-PEA with Health Canada and/or the FDA. The remaining PSUs will fully vest upon the filing of the MS Phase 1 IND, expected in January 2023 (Note 25).

c) In February 2021, as compensation, the Company issued 1,349,764 shares with a fair value of $3,576,875 to Raza Bokhari, in his capacity as Board Chair and Chief Executive Officer, and to certain other directors. Of the 1,349,764 shares issued, 1,173,709, with a fair value of $3,110,330, were issued to Raza Bokhari and 176,055 shares, with a fair value of $466,545, were issued to other directors. In June 2021, 156,278 of the shares issued to directors in February 2021 were cancelled. On March 8, 2022, following litigation with respect to certain of the shares issued to Raza Bokhari in February 2021, the court issued a decision, permitting the part of the share grant to Raza Bokhari until the date of his termination (being 536,979 Class B shares) but cancelling the shares relating to services that were to be provided after the date of termination (being 504,888 Class B shares). The shares were cancelled on March 29, 2022.

d)    The Company paid expenses of $nil (2021 - $262,834 and 2020 - $1,445,043) to a company owned by the former CEO for the year ended December 31, 2022.

e)    During the year ended December 31, 2021, the Company reimbursed certain directors C$1,334,158 for expenses incurred in relation to requisitioning, calling and holding the shareholders' meeting.

f) During the year ended December 31, 2020, the Company issued 1,676,066 shares to key management and directors in the form of a compensation bonus for past services provided. The fair value of shares issued to key management and directors is $4,602,301 and is included in share-based payments and bonuses for the year ended December 31, 2020.

Key management personnel compensation during the year ended December 31, 2022, 2021 and 2020 is comprised of:

	2022	2021	2020
	$	$	$
Salaries, benefits, bonuses and consulting fees	1,839,441	2,075,893	2,936,816
Share-based payments	1,345,952	6,881,641	7,045,994
Total	3,185,393	8,957,534	9,982,810